SHARE BASED COMPENSATION - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		7 Months Ended	12 Months Ended
	Jan. 18, 2019 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2019 CNY (¥) item shares	Dec. 31, 2018 CNY (¥)
Aggregated intrinsic value
Share-based compensation expense		¥ 0	$ 21,874	¥ 152,285	¥ 0
Unrecognized share-based compensation expense			$ 33
Weighted average period to recognize unrecognized share-based compensation expense (in years)			3 years	3 years
Number of grantees considered the subsequent termination | item			3	3
Reversal of share based compensation expense recognized			$ 9,436
2019 Plan
Number of options
Granted | shares	79,015,500		79,015,500	79,015,500
Vested | shares			(19,753,888)	(19,753,888)
Outstanding, at the end of period | shares			59,261,584	59,261,584
Vested and expected to vest at the end of period | shares			59,261,584
Exercisable at the end of period | shares			19,753,888
Weighted-average exercise price
Granted | $ / shares			$ 0.0002
Vested | $ / shares			0.0002
Outstanding, at the end of period | $ / shares			0.0002
Vested and expected to vest at the end of period | $ / shares			0.0002
Exercisable at the end of period | $ / shares			$ 0.0002
Weighted-average grant-date fair value
Granted			$ 43,045
vested			10,761
Outstanding, at the end of period			32,284
Vested and expected to vest at the end of period			32,284
Exercise at the end of period			$ 10,761
Weighted-average remaining contractual term
Weighted-average remaining contractual term of outstanding stock options			9 years	9 years
Aggregated intrinsic value
Outstanding, at the end of period			$ 291,567
Vested and expected to vest			291,567
Exercisable			$ 97,189
Closing price of shares (in US dollars per share) | $ / shares			$ 0.545
Total weighted average grant-date fair value (in US dollars per share) | $ / shares			$ 0.545
Awards vested during period (in shares) | shares			19,753,888	19,753,888
2019 Plan | ADSs
Aggregated intrinsic value
Closing price of shares (in US dollars per share) | $ / shares			$ 39.36
2019 Plan | Ordinary shares
Aggregated intrinsic value
Closing price of shares (in US dollars per share) | $ / shares			$ 4.92